Financial information of the parent company (Details) - Schedule of parent company balance sheets (Unaudited) - Parent [Member] - USD ($)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents		$ 16,613,029
OTHER ASSETS
Escrow		600,000
Investment in subsidiaries and VIEs		20,761,600	13,099,272
Total other assets		21,361,600	13,099,272
Total assets		37,974,629	13,099,272
CURRENT LIABILITIES
Accounts payable		2,960,000
Other payables and accrued liabilities		50,918
Other payables - intercompany		1,394,465
Total current liabilities		4,405,383
LIABILITIES		4,405,383
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, no shares issued or outstanding as of December 31, 2020 and 2019, respectively
Ordinary shares, $0.00005 par value, 900,000,000 shares authorized, 30,054,712 and 24,800,000 shares issued and 20,444,712 and 15,190,000 shares outstanding as of December 31, 2020 and 2019, respectively	[1]	1,503	1,240
Treasury shares, at cost, 9,610,000 shares as of December 31, 2020 and 2019	[2]	(481)	(481)
Additional paid-in capital		18,884,992	1,608,045
Statutory reserves		112,347	112,347
Retained earnings		13,647,770	11,599,663
Accumulated other comprehensive income (loss)		923,115	(221,542)
Total shareholders’ equity		33,569,236	13,099,272
Total liabilities and shareholders’ equity		$ 37,974,619	$ 13,099,272

[1]	gives retroactive effect to the re-designation of preferred shares on September 12, 2019.
[2]	gives retroactive effect to the re-designation of ordinary shares on September 12, 2019 and the 2-for-1 forward share split to authorized, issued and outstanding shares.